(Commonwealth Annuity and Life Insurance Company letterhead)

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210

Southborough, MA 01772

VIA EDGAR

May 5, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-4644

RE:          Commonwealth Annuity and Life Insurance Company

Registration Statement Filed on Form S-6

VEL II Account (VEL II '93) File Nos. 33-57792/811-7466

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional information being used in connection with the “VEL II 93” Life Policy that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 28 for the VEL II Account as filed electronically with the Commission on April 29, 2011 (Accession No. 0001047469-11-004229).

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 460-2438.

Sincerely,

/s/ Sheila St. Hilaire

Sheila St. Hilaire, Esq.